SUPPLEMENT DATED APRIL 11, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 3, 2014 FOR
BPV LOW VOLATILITY FUND (THE “FUND”)
A SERIES OF BPV FAMILY OF FUNDS (“TRUST”)

This supplement must be accompanied by, or read in conjunction with, the Statement of Additional Information (“SAI”) for the Fund, dated February 3, 2014. Please keep this supplement for future reference.

Effective April 4, 2014, Reed Keller resigned from his positions as Trustee, Chairman of the Board of Trustees, President and Secretary of the Trust. On April 8, 2014, the remaining members of the Board of Trustees appointed Michael R. West, the Chief Executive Officer of BPV Capital Management, the investment adviser to the Fund, as President, Principal Executive Officer and Secretary of the Trust. Accordingly:

•	All references to Mr. Keller in the SAI are hereby deleted in their entirety.

•	The table of officers on page 20 of the SAI is replaced with the following:

Officers
Michael R. West 9202 South Northshore Dr., Suite 300 Knoxville, TN 37922 Year of Birth: 1966	President and Secretary	Since April 2014
Chief Executive Officer, BPV Capital Management, LLC (Since 2009). Mr. West has also been the Managing Partner of Northshore Management Company, LLC, an investment firm focused in private company investments, since 2003.
				N/A	N/A
Melanie Zimdars 1290 Broadway, Suite 1100 Denver, CO 80203 Year of Birth: 1976	Chief Compliance Officer	Since Inception
Deputy Chief Compliance Officer with ALPS (Since 2009). Previously, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005.
				N/A	N/A
Kim Storms 1290 Broadway, Suite 1100 Denver, CO 80203 Year of Birth: 1972	Treasurer	Since Inception	Director of Fund Administration and Senior Vice President of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller.	N/A	N/A

Investors Should Retain This Supplement for Future Reference